Employee Benefit Liabilities, Net - Schedule of Changes in Present Value of Defined Benefit Obligation (Details) - Defined Benefit Obligation [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Present Value of Defined Benefit Obligation [Line Items]
Balance at January 1,	$ 4,399	$ 4,380
Interest costs	216	200
Current service cost	208	194
Past service cost
Benefits paid	(223)	(376)
Demographic assumptions	(84)	13
Financial assumptions		(91)
Past Experience	322	209
Currency Exchange	(25)	(130)
Balance at December 31,	$ 4,813	$ 4,399